Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of past-due loan principal and financing service fee receivables - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total current	¥ 7,887,192,463	¥ 7,484,446,546
Total loans	9,412,717,366	9,051,220,291
Total non-accrual	200,004,129	548,148,419
1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	803,697,722	675,624,463
31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	521,823,052	343,000,863
91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	127,039,920	175,874,442
180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	15,081,401	97,846,222
270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	13,236,956	74,951,886
>360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	44,645,852	199,475,869
Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	7,845,139,960	6,355,023,630
Total loans	9,331,552,767	7,332,454,645
Total non-accrual	186,077,926	173,774,151
Collaboration Model [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	792,927,231	523,705,889
Collaboration Model [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	507,407,650	279,950,975
Collaboration Model [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	117,124,092	93,705,452
Collaboration Model [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	14,435,651	25,804,588
Collaboration Model [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	12,440,486	22,897,666
Collaboration Model [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	42,077,697	31,366,445
Collaboration Model [Member] | First lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	2,814,226,880	2,681,552,290
Total loans	3,472,742,232	3,122,676,524
Total non-accrual	102,801,583	95,515,343
Collaboration Model [Member] | First lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	325,090,831	217,219,428
Collaboration Model [Member] | First lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	230,622,938	128,389,463
Collaboration Model [Member] | First lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	65,080,342	47,424,730
Collaboration Model [Member] | First lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	6,979,995	10,858,676
Collaboration Model [Member] | First lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	5,972,352	12,553,472
Collaboration Model [Member] | First lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	24,768,894	24,678,465
Collaboration Model [Member] | Second lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	5,030,913,080	3,673,471,340
Total loans	5,858,810,535	4,209,778,121
Total non-accrual	83,276,343	78,258,808
Collaboration Model [Member] | Second lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	467,836,400	306,486,461
Collaboration Model [Member] | Second lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	276,784,712	151,561,512
Collaboration Model [Member] | Second lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	52,043,750	46,280,722
Collaboration Model [Member] | Second lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	7,455,656	14,945,912
Collaboration Model [Member] | Second lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	6,468,134	10,344,194
Collaboration Model [Member] | Second lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	17,308,803	6,687,980
Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	42,052,503	1,129,422,916
Total loans	81,164,599	1,718,765,646
Total non-accrual	13,926,203	374,374,268
Traditional Facilitation Model [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	10,770,491	151,918,574
Traditional Facilitation Model [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	14,415,402	63,049,888
Traditional Facilitation Model [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	9,915,828	82,168,990
Traditional Facilitation Model [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	645,750	72,041,634
Traditional Facilitation Model [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	796,470	52,054,220
Traditional Facilitation Model [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	2,568,155	168,109,424
Traditional Facilitation Model [Member] | First lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	20,814,948	488,042,981
Total loans	41,631,245	754,508,541
Total non-accrual	5,949,506	183,734,804
Traditional Facilitation Model [Member] | First lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	6,532,393	61,067,711
Traditional Facilitation Model [Member] | First lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	8,334,398	21,663,045
Traditional Facilitation Model [Member] | First lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	4,887,949	34,557,769
Traditional Facilitation Model [Member] | First lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	285,023	32,670,220
Traditional Facilitation Model [Member] | First lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	122,845	24,572,960
Traditional Facilitation Model [Member] | First lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	653,689	91,933,855
Traditional Facilitation Model [Member] | Second lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	21,237,555	641,379,935
Total loans	39,533,354	964,257,105
Total non-accrual	7,976,697	190,639,464
Traditional Facilitation Model [Member] | Second lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	4,238,098	90,850,863
Traditional Facilitation Model [Member] | Second lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	6,081,004	41,386,843
Traditional Facilitation Model [Member] | Second lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	5,027,879	47,611,221
Traditional Facilitation Model [Member] | Second lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	360,727	39,371,414
Traditional Facilitation Model [Member] | Second lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	673,625	27,481,260
Traditional Facilitation Model [Member] | Second lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	¥ 1,914,466	¥ 76,175,569